Statements Of Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ 4,386,440	$ 2,958,148	$ 2,871,937
Interest income	8,528	790	2,644
Foreign currency transaction (loss) gain	(1,711)	215	19,600
Net (Loss) Income	(1,152,103)	1,780,026	1,083,700
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,126,377)	(403,792)	(107,596)
Interest income			9
Foreign currency transaction (loss) gain	(79)		1,743
Net (Loss) Income	$ (1,126,456)	$ (403,792)	$ (105,844)